Restrictions on cash and due from banks and certain securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Average Reserve Required With Federal Reserve Bank	$ 952	$ 838
Restricted Cash And Cash Equivalents	$ 41	$ 38